Fair Value Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value of financial instruments

The following table includes the fair value of our financial instruments for which disclosure of fair value is required (in millions):

		March 31, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets
Cash and cash equivalents	1	$166.2	$166.2	$149.0	$149.0
Liabilities
Debt	2	635.3	656.2	636.2	644.0

The following table includes the fair value of our financial instruments for which disclosure of fair value is required (in millions):

		December 31, 2014		December 31, 2013
	Fair Value Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets
Cash and cash equivalents	1	$149.0	$149.0	$44.1	$44.1
Liabilities
Debt	2	636.2	644.0	11.9	11.9